TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Caesarstone Canada Inc [Member]	Jan. 17, 2011 Caesarstone Canada Inc [Member] CAD	Dec. 31, 2012 Kibbutz Sdot-Yam [Member] USD ($)
Related Party Transaction [Line Items]
Accounts payable	$ 2,888	$ 5,437
Long-term loan from related party (CIOT)	12,188	1,820			4,000
Proceeds from financing leaseback	$ 10,893					$ 10,900
Related party transaction, interest rate				0.25%		5.87%